Explanatory Note	12 Months Ended
Sep. 30, 2012
Explanatory Note [Abstract]
Explanatory Note [Text Block]
Explanatory Note

These consolidated financial statements as initially reported have been amended and restated to correct for certain errors. Refer to Note 3 for a description of the nature and amount of the restatement adjustments.